Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Intangible Assets, Net [Abstract]
Capitalized development costs	$ 4,131,713
Amortization expense	$ 523,707